SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION [Abstract]
Reconciliation of non-current assets by geographical location
	2018	2017
	US$	US$
United States of America	745,999	181,695
Australia	—	—
	745,999	181,695